THIS FILING LISTS SECURITIES HOLDINGS REPORTED
                   ON THE FORM 13F FILED ON AUGUST 15, 2005
                           PURSUANT TO A REQUEST FOR
                     CONFIDENTIAL TREATMENT AND FOR WHICH
                   THAT REQUEST EXPIRED ON NOVEMBER 14, 2005
                                   Form 13F

                              FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: June 30, 2005
                                               -----------------

Check here if Amendment [ X]; Amendment Number: 1
                                                ----
     This Amendment (Check only one.):      [ ] is a restatement.
                                            [X] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:        Chesapeake Partners Management Co., Inc.
Address:     1829 Reisterstown Road
             Suite 420
             Baltimore, Maryland  21208

Form 13F File Number:  28- 4120

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:        Mark D. Lerner
Title:       Vice President
Phone:       (410) 602-0195

Signature, Place, and Date of Signing:

           /s/ Mark D. Lerner           Baltimore, Maryland          11/14/05
           --------------------------   --------------------------   -----------
                     [Signature]            [City, State]               [Date]

Report Type (Check only one.):

[X ] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                             FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:
                                           ------------------------------

Form 13F Information Table Entry Total:    21
                                           ------------------------------

Form 13F Information Table Value Total:    $315,130
                                           ------------------------------
                                                  (thousands)

List of Other Included Managers:

We have separately submitted a request for the confidential treatment of certain securities of the Company in accordance with Rule 24b-2 of the Exchange Act.

Provide a numbered list of name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

None


                                                  FORM 13F INFORMATION TABLE


COLUMN 1                 COLUMN 2        COLUMN 3   COLUMN 4          COLUMN 5      COLUMN 6    COLUMN 7       COLUMN 8
                         TITLE                      VALUE       SHRS OR  SH/  PUT/  INVESTMENT  OTHER      VOTING AUTHORITY
NAME OF ISSUER           OF CLASS        CUSIP      (x$1000)    PRN AMT  PRN  CALL  DISCRETION  MANAGERS  SOLE  SHARED  NONE

----------------------------------------------------------------------------------------------------------------------------------
Ameritrade Holding       Common          03074K100    10,885    585,521  SH         SOLE                  SOLE
----------------------------------------------------------------------------------------------------------------------------------

Ameritrade Holding       Common          03074K100     3,722    200,000  SH   CALL  SOLE                                NONE
----------------------------------------------------------------------------------------------------------------------------------

Archipelago Hldg Inc     Common          03957A104     9,730    250,000  SH         SOLE                  SOLE
----------------------------------------------------------------------------------------------------------------------------------

Beverly Enterprises Inc  Com New         087851309     1,810    142,088  SH         SOLE                  SOLE
----------------------------------------------------------------------------------------------------------------------------------

Cablevision Sys Corp     CL A NY Cablvs  12686C109    38,266  1,188,400  SH         SOLE                  SOLE
----------------------------------------------------------------------------------------------------------------------------------

Gillette Co              Common          375766102    63,427  1,252,750  SH         SOLE                  SOLE
----------------------------------------------------------------------------------------------------------------------------------

InfoUSA Inc New          Common          456818301     5,177    442,500  SH         SOLE                  SOLE
----------------------------------------------------------------------------------------------------------------------------------

Integrated Circuit Sys   Common          45811K208    24,844  1,203,691  SH         SOLE                  SOLE
----------------------------------------------------------------------------------------------------------------------------------

Johnson Outdoors Inc     CL A            479167108     2,030    112,784  SH         SOLE                  SOLE
----------------------------------------------------------------------------------------------------------------------------------

Lawson Software Inc      Common          520780107       590    114,575  SH         SOLE                  SOLE
----------------------------------------------------------------------------------------------------------------------------------

May Dept Stores Co       Common          577778103    19,036    474,003  SH         SOLE                  SOLE
----------------------------------------------------------------------------------------------------------------------------------

Neiman Marcus Grp A      CL A            640204202    20,964    216,300  SH         SOLE                  SOLE
----------------------------------------------------------------------------------------------------------------------------------

Nuance Comm Inc          Common          669967101     3,982    884,895  SH         SOLE                  SOLE
----------------------------------------------------------------------------------------------------------------------------------

Party City Corp          Common          702145103     3,669    305,756  SH         SOLE                  SOLE
----------------------------------------------------------------------------------------------------------------------------------

Premcor Inc              Common          74045Q104    22,254    300,000  SH         SOLE                  SOLE
----------------------------------------------------------------------------------------------------------------------------------

Providian Finl Corp      Common          74406A102    17,831  1,011,400  SH         SOLE                  SOLE
----------------------------------------------------------------------------------------------------------------------------------




                                                  FORM 13F INFORMATION TABLE


COLUMN 1               COLUMN 2          COLUMN 3   COLUMN 4          COLUMN 5      COLUMN 6    COLUMN 7       COLUMN 8
                       TITLE                        VALUE       SHRS OR  SH/  PUT/  INVESTMENT  OTHER      VOTING AUTHORITY
NAME OF ISSUER         OF CLASS          CUSIP      (x$1000)    PRN AMT  PRN  CALL  DISCRETION  MANAGERS  SOLE  SHARED  NONE

SBC Communications     Common            78387G103    23,394    985,000  SH   CALL  SOLE                                NONE
----------------------------------------------------------------------------------------------------------------------------------

Shopko Stores Inc      Common            824911101    13,857    570,000  SH         SOLE                  SOLE
----------------------------------------------------------------------------------------------------------------------------------

Shopping Com Ltd       SHS               M8405Q102     5,369    257,500  SH         SOLE                  SOLE
----------------------------------------------------------------------------------------------------------------------------------

Storage Technology     Common Par $0.10  862111200     1,814     50,000  SH         SOLE                  SOLE
----------------------------------------------------------------------------------------------------------------------------------

Vicuron Pharma Inc     Common            926471103    22,479    805,682  SH         SOLE                  SOLE
----------------------------------------------------------------------------------------------------------------------------------